Note 13 - Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Accounts payable	$13,978	$12,142
Accrued wages and payroll liabilities	378	200
Accrued PBM fees	366	571
Customer deposits payable	54	76
Accrued other liabilities	117	187
Total	$14,893	$13,176

	December 31, 2023	December 31, 2022
Accounts payable	$12,142	$1,200
Accrued wages and payroll liabilities	200	23
Accrued PBM fees	571	—
Customer deposits payable	76	86
Accrued legal fees	—	85
Pre-merger accrued other liabilities	—	88
Accrued other liabilities	187	41
Total	$13,176	$1,523